SA FUNDS — Investment Trust
SA Fixed Income Fund
SA U.S. Market Fund
SA U.S. HBtM Fund
SA U.S. Small Company Fund
SA International HBtM Fund
SA International Small Company Fund

Supplement dated August 7, 2007 to the
Prospectus dated October 27, 2006

This Supplement updates information in the Prospectus of the SA Funds — Investment Trust (the “Trust”) dated October 27, 2006 and replaces the Supplement dated May 2, 2007.

SA Fixed Income Fund

•                  Effective June 30, 2007, the SA Fixed Income Fund changed its name to the SA Global Fixed Income Fund to better reflect its investment strategies.

•                  The Average Annual Total Returns table on page 8 of the Prospectus is replaced with the following table:

Average Annual Total Returns (for periods ended 12/31/05)	One Year	Five Years	Since Inception
Return Before Taxes	1.08%	4.20%	4.41	%(a)
Return After Taxes on Distributions	(0.44%)	3.07%	2.95%
Return After Taxes on Distributions and Sale of Fund Shares	0.70%	3.04%	2.97%
Lehman Brothers Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)	2.43%	5.88%	6.52	%(b)
Citigroup World Government Bond Index 1-5 Year Currency Hedged U.S. Dollar (reflects no deductions for fees, expenses, or taxes)[1]	3.08%	3.84%	6.28	%(c)

1.                  The Citigroup World Government Bond Index 1-5 Year Currency Hedged U.S. Dollar is a more appropriate index because it includes global securities.

(a)             Since July 29, 1999.

(b)            Lehman Brothers Aggregate Bond Index is a market capitalization weighted broad index of U.S. investment-grade fixed income securities with maturities of over one year.  The index may also include certain U.S. dollar denominated foreign corporate and government bonds traded in the U.S.  Performance for the benchmark is not available from July 29, 1999 (the commencement of Fund operations).  For that reason, the benchmark’s performance is shown from August 1, 1999.

(c)             Citigroup World Government Bond Index 1-5 Year Currency Hedged U.S. Dollar is a comprehensive measure of the total return performance of the government bond markets of approximately 22 countries with maturities ranging from one to five years. It is hedged to the US Dollar. This index is unmanaged and reflects reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes. Performance for the benchmark is not available from July 29, 1999 (the commencement of Fund operations).  For that reason, the benchmark’s performance is shown from August 1, 1999.

LWI Financial Inc., the Trust’s investment adviser, has voluntarily agreed to contractually lower the cap on each fund’s operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses), decreasing the cost to invest in, and own fund shares.

Accordingly, the Trust’s Prospectus is revised as follows:

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the SA Global Fixed Income Fund.  The Fund has no sales charge (load), redemption fees or exchange fees, although some institutions may charge you a fee for shares you buy or sell through them.

ANNUAL FUND OPERATING EXPENSES(1)
(expenses that are deducted from Fund assets)
as a percentage of net assets

Management/Advisory Fees	0.70%
Other Expenses(2)
Shareholder Servicing Fees	0.25%
Other Operating Expenses	0.22%
Total Other Expenses	0.47%
Total Annual Fund Operating Expenses	1.17%
Fee Waivers	(0.32)%
Net Expenses(3)	0.85%

(1)          Annual Fund Operating Expenses are based on operating expenses incurred by the Fund for the fiscal year ended June 30, 2006 restated to reflect the current sub-advisory fee and the current expense cap agreement.

(2)          Other expenses include an administration fee paid to the Adviser and all other ordinary operating expenses not listed above.

(3)          To the extent necessary, the Adviser has contractually agreed to waive its management fees and/or to reimburse expenses to limit the Fund’s total operating expenses to 0.85%.  This agreement will remain in effect until July 15, 2009, at which time it may be continued, modified or eliminated, and net expenses will be adjusted as necessary.  The Adviser may elect to recapture any amounts waived or reimbursed subject to the following conditions:  (1) the Adviser must request reimbursement within three years from the end of the year in which the waiver/reimbursement is made, (2) the Board of Trustees must approve the reimbursement, (3) reimbursement will be made if, and to the extent that, the Fund does not exceed its operating expense limitation after giving effect to the reimbursement, and (4) the Adviser may not request or receive reimbursements for the reductions and waivers before payment of the Fund’s operating expenses for the current year.

Example

This example is intended to help you compare the cost of investing in SA Global Fixed Income Fund to the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same as shown in the table above and that all dividends and other distributions are reinvested.  Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

1 year $87*	3 years $272*	5 years $548**	10 years $1,335**

*                    The example is based on net expenses after reduction for fee waivers or reimbursements.

**             The example is based on net expenses after reduction for fee waivers or reimbursements through July 15, 2009, and thereafter is based on gross expenses.

SA Equity Funds

LWI Financial Inc., the Trust’s investment adviser, has voluntarily agreed to contractually lower the cap on each fund’s operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses), decreasing the cost to invest in, and own fund shares.

Accordingly, the Trust’s Prospectus is revised as follows:

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of an SA Equity Fund.  The Funds have no sales charge (load), redemption fees or exchange fees, although some institutions may charge you a fee for shares you buy or sell through them.

Annual Fund Operating Expenses (1)
(expenses that are deducted from Fund assets)
as a percentage of net assets

	SA U.S. Market Fund		SA U.S. HBtM Fund		SA U.S. Small Company Fund		SA Intl. HBtM Fund		SA Intl. Small Company Fund(5)
Management/Advisory Fees	0.70%		0.75%		1.00%		0.85%		0.65%
Other Expenses(2)
Shareholder Servicing Fees	0.25%		0.25%		0.25%		0.25%		0.25%
Other Operating Expenses	0.23%		0.25%		0.32%		0.25%		0.31%
Total Other Expenses	0.48%		0.50%		0.57%		0.50%		0.56%
Acquired Fund Fees and Expenses (DFA Portfolio Expenses)	N/A		N/A		N/A		N/A		0.56	%(6)
Total Annual Fund Operating Expenses	1.18%		1.25%		1.57%		1.35%		1.77%
Fee Waivers	(0.18)%		(0.20)%		(0.37)%		—		(0.11)%
Net Expenses	1.00	%(3)	1.05	%(3)	1.20	%(3)	1.35	%(4)	1.66	%(7)

(1)             Annual Fund Operating Expenses are based on operating expenses incurred by the Funds for the fiscal year ended June 30, 2006 restated to reflect the current sub-advisory fee and the current expense cap agreement.

(2)             Other expenses include an administration fee paid to the Adviser and all other ordinary operating expenses not listed above.

(3)             To the extent necessary, the Adviser has contractually agreed to waive its management fees and/or to reimburse expenses to limit the following Fund’s total operating expenses to the following amounts: SA U.S. Market Fund — 1.00%; SA U.S. HBtM Fund — 1.05%; and SA U.S. Small Company Fund — 1.20%.  This agreement will remain in effect until July 15, 2009, at which time this agreement may be continued, modified or eliminated and net expenses will be adjusted as necessary.  The Adviser may elect to recapture any amounts waived or reimbursed subject to the following conditions:  (1) the Adviser must request reimbursement within three years from the end of the year in which the waiver/reimbursement is made, (2) the Board of Trustees must approve the reimbursement, (3) reimbursement will be made if, and to the extent that, the relevant Fund does not exceed its operating expense limitation after giving effect to the reimbursement, and (4) the Adviser may not request or receive reimbursements for the reductions and waivers before payment of the relevant Fund’s operating expenses for the current year.

(4)             The Adviser has contractually agreed to waive its management fees and/or to reimburse expenses to limit the Fund’s total operating expenses to 1.45%.  This agreement will remain in effect until July 15, 2009, at which time this agreement may be continued, modified or eliminated and net expenses will be adjusted as necessary.  Under the terms of the advisory agreement, the Adviser has recaptured all eligible amounts previously waived or reimbursed.

(5)             The expense amounts set forth in the table include a separate line item of the expenses incurred by the DFA Portfolio.  The DFA Portfolio expenses include the expenses of the Underlying Funds.  Because the SA International Small Company Fund purchases shares of the DFA Portfolio, the expenses of the DFA Portfolio and the Underlying Funds are passed indirectly (i.e. the expenses reduce the DFA Portfolio’s net asset value per share) to the Fund and its shareholders.  Because other investors also purchase shares of the DFA Portfolio, the SA International Small Company Fund pays only its proportionate share of the operating expenses of the Portfolio and the Underlying Funds.  See “Fund Structure” on page 59 for more information on the indirect expenses incurred by the SA International Small Company Fund.

(6)             As of the fiscal year ended November 30, 2006.  The proportion of the DFA Portfolio’s expenses indirectly paid by SA International Small Company Fund may vary based on the changes in expenses of the DFA Portfolio.

(7)             To the extent necessary, the Adviser has contractually agreed to waive its management fees and/or to reimburse expenses to limit the Fund’s total operating expenses to 1.10%, excluding the expenses incurred by the DFA Portfolio and the Underlying Funds.  This agreement will remain in effect until July 15, 2009, at which time this agreement may be continued, modified or eliminated and net expenses will be adjusted as necessary.  Under the terms of the advisory agreement, the Adviser has recaptured all eligible amounts previously waived or reimbursed.

Example

This example is intended to help you compare the cost of investing in an SA Equity Fund to the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in a Fund for the time periods indicated and then sell all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that each Fund’s operating expenses remain the same as shown in the table above and that all dividends and other distributions are reinvested.  Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

SA U.S. Market Fund 1 year $103*	3 years $320	*	5 years $596	**	10 years $1,384	**

SA U.S. HBtM Fund 1 year $108*	3 years $336	*	5 years $629	**	10 years $1,462	**

SA U.S. Small Company Fund 1 year $123*	3 years $383	*	5 years $749	**	10 years $1,777	**

SA International HBtM Fund 1 year $138†	3 years $430	†	5 years $744	†	10 years $1,632	†

SA International Small Company Fund*** 1 year $170*	3 years $527	*	5 years $934	**	10 years $2,068	**

*                 The example is based on net expenses after reduction for fee waivers or reimbursements.

**          The example is based on net expenses after reduction for fee waivers or reimbursements through July 15, 2009, and thereafter is based on gross estimated expenses.

***   The example is based on the expenses of the SA International Small Company Fund as well as the expenses of the DFA Portfolio and the Underlying Funds in which the DFA Portfolio invests.

†          The example is based on gross estimated expenses.

SA Funds—Investment Trust
SEC file number: 811-09195